Note 13 - Employees' Postretirement Benefits and Other Benefits (Table)	9 Months Ended
Sep. 30, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	September 30, 2011			December 31, 2010
	Pension Benefits	Health Care Benefits	Total	Pension Benefits	Health Care Benefits	Total
Current liabilities

Defined-benefit plan	355	337	692	369	374	743
Variable Contribution plan	34	-	34	39	-	39

Employees’ postretirement projected benefits obligation	389	337	726	408	374	782

Long-term liabilities
Defined-benefit plan	5,186	7,593	12,779	5,719	7,889	13,608
Variable Contribution plan	256	-	256	132	-	132
Employees’ postretirement projected benefits obligation	5,442	7,593	13,035	5,851	7,889	13,740

	5,831	7,930	13,761	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	2,877	550	3,427	3,322	609	3,931
Variable Contribution plan	279	-	279	189	-	189
Tax effect	(1,073)	(187)	(1,260)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,083	363	2,446	2,317	402	2,719

Net periodic benefit cost [Table Text Block]

	As of September 30,
	2011			2010
	Pension Plans			Pension Plans

	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	158	133	99	188	67	88
Interest cost on projected benefit obligation	2,505	34	627	2,319	26	588
Expected return on plan assets	(2,238)	(15)	-	(1,974)	(13)	-
Amortization of net actuarial loss	43	8	21	47	7	1
	468	160	747	580	87	677

Employees’ contributions	(161)	(10)	-	(174)	(20)	-

Net periodic benefit cost	307	150	747	406	67	677